Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	$ 1,655	$ 960	$ 30
Exploration costs	(206)	(150)	(126)
General and administrative	(228)	(158)	(136)
Market development costs	(14)	(10)	(13)
Non-hedge derivative loss	(786)	(1,452)	(258)
Other operating items	0	0	(19)
Taxation benefit/(expense)	(255)	33	(22)
Discontinued operations	0	0	23
Less: Net income attributable to noncontrolling interests	(54)	(48)	(42)
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	2,690	3,599	2,598
Less: Equity method investments included above	(331)	(358)	(186)
Plus/less: Loss/(gain) on realized non-hedge derivatives included above	2,975	543	1,243
Total revenues from product sales	5,334	3,784	3,655
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	729	637	661
Less: Equity method investments included above	(9)	(22)	(46)
Total depreciation and amortization expense	720	615	615
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	1,655	960	30
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	10,388	10,662	9,451
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	1,015	1,027	1,239
Less: Equity method investments included above	(42)	(8)	(7)
Total expenditure for additions to long-lived assets	973	1,019	1,232
Total interest revenue	43	54	66
Total interest expense	151	123	72
Equity income/(loss) in associates	40	88	(149)
South Africa [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	2,458	2,176	1,668
South Africa [Member]
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign Countries [Line Items]
Revenues	2,207	1,665	1,466
South Africa [Member]
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	875	1,374	986
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	357	281	256
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	675	574	480
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	3,370	3,354	2,497
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	430	395	347
Interest revenue	27	30	48
Interest expense	7	4	17
Equity income/(loss) in associates	(1)	(2)	2
South Africa [Member] | Tau Lekao [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Assets Held For Sale Other Noncurrent	0	73	0
South Africa [Member] | Rand Refinery [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Assets Held For Sale Other Noncurrent	1	1	1
South Africa [Member] | Iss International Limited And Iss Pacific Limited [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Assets Held For Sale Other Noncurrent	15	0	0
Brazil [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	768	689	598
Brazil [Member]
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign Countries [Line Items]
Revenues	599	437	0
Ghana [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	1,924	1,887	1,863
Ghana [Member]
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign Countries [Line Items]
Revenues	566	513	511
Tanzania [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	0	0	584
United States Of America [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	719	671	0
Continental Africa [Member]
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	1,038	1,242	905
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	185	207	251
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	493	199	(579)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	4,093	4,055	3,582
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	232	196	260
Interest revenue	3	3	4
Interest expense	7	4	1
Equity income/(loss) in associates	69	102	(139)
Continental Africa [Member] | Kibali Goldmines [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Investment Acquired Percentage		45.00%
Boddington [Member] | Australasia [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Assets Held For Sale Other Noncurrent			781
Australasia [Member]
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	206	291	214
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	35	38	47
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	158	(15)	(22)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	534	496	1,279
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	40	177	439
Interest revenue	2	12	3
Interest expense	1	2	5
Americas [Member]
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	571	692	493
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	152	111	107
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	508	335	240
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	2,170	2,012	1,717
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	309	257	191
Interest revenue	10	8	8
Interest expense	3	12	10
Other Areas [Member]
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	(179)	(133)	(89)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	221	745	376
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	4	2	2
Interest revenue	1	1	3
Interest expense	133	101	39
Equity income/(loss) in associates	$ (28)	$ (12)	$ (12)